Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class
A1, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... USD 5,500 $ 5,453,101
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 04/20/32
(a)(b)
......... 1,000 973,364
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
6.37%, 04/20/32
(a)(b)
............... 1,400 1,387,738
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.30%,
04/20/34 .................... 8,000 7,908,946
Series 2018-BA, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
01/15/32 .................... 3,500 3,479,404
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 6.00%, 09/25/59
(a)
644 635,875
Series 2021-C, Class A, 2.12%, 01/25/61 1,705 1,592,067
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 10/21/28
(a)(b)
......... 3,411 3,390,186
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 05/15/27 . 28,044 27,064,126
Series 2022-3, Class A, 3.75%, 08/15/27 . 649 629,208
Series 2023-1, Class A, 4.87%, 05/15/28 . 12,384 12,310,897
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 2,021 2,003,250
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. LIBOR USD + 1.05%), 6.32%,
07/24/29
(a)(b)
.................... 3,891 3,872,603
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.46%, 01/19/35
(a)(b)
1,750 1,713,371
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (3-mo. LIBOR USD at 1.09%
Floor + 1.09%), 6.36%, 01/28/31
(a)(b)
.... 14,219 14,113,226
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.36%, 04/15/34
(a)(b)
.... 4,260 4,209,257
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 1,938 1,711,505
ARI Fleet Lease Trust
(b)
Series 2020-A, Class B, 2.06%, 11/15/28 . 1,470 1,457,659
Series 2022-A, Class A2, 3.12%, 01/15/31 10,872 10,706,249
Arm Master Trust LLC
(b)
Series 2021-T1, Class A, 2.43%, 11/15/27 730 681,691
Series 2023-T1, Class A, 6.56%, 02/17/25 797 794,464
Assurant CLO Ltd., Series 2018-2A, Class
A, (3-mo. LIBOR USD at 1.04% Floor +
1.04%), 6.29%, 04/20/31
(a)(b)
......... 1,750 1,735,423
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (3-mo. LIBOR USD + 0.83%),
6.16%, 11/17/27
(a)(b)
............... 811 808,541
AutoFlorence SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR +
1.15%), 4.56%, 12/24/44 ......... EUR 310 327,824
Series 2, Class D, (1-mo. EURIBOR +
2.35%), 5.76%, 12/24/44 ......... 166 174,592
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
+ 1.05%), 4.46%, 01/31/39 ........ 1,427 1,527,778
Series 2021-SP, Class D, (1-mo. EURIBOR
+ 1.55%), 4.96%, 01/31/39 ........ 544 577,410
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SP, Class E, (1-mo. EURIBOR
+ 2.65%), 6.06%, 01/31/39 ........ EUR 408 $ 426,994
Series 2021-SP, Class F, (1-mo. EURIBOR
+ 3.90%), 7.31%, 01/31/39 ........ 68 71,160
Azure Finance No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 3.00%),
7.93%, 07/20/30
(a)(d)
............... GBP 731 931,437
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 USD 5,347 5,163,622
Series 2023-A1, Class A1, 4.79%, 05/15/28 24,775 24,596,620
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.75%, 07/20/30
(a)(b)
.... 1,350 1,320,481
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 6.32%,
04/20/31 .................... 900 897,140
Series 2019-4A, Class A1, (3-mo. LIBOR
USD at 1.33% Floor + 1.33%), 6.59%,
01/15/33 .................... 550 547,381
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.44%, 01/25/35
(a)(b)
......... 5,500 5,362,423
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.44%, 07/15/34
(a)(b)
......... 4,500 4,376,191
BDS Ltd., Series 2021-FL10, Class A, (1-mo.
LIBOR USD at 1.35% Floor + 1.35%),
6.51%, 12/16/36
(a)(b)
............... 65 63,720
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. LIBOR USD
at 1.65% Floor + 1.65%), 6.90%, 07/20/29
(a)
(b)
........................... 1,350 1,347,700
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 6.34%, 04/20/31
(a)
(b)
........................... 2,230 2,216,675
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 230 214,626
Series 2022-B, Class A, 3.75%, 06/18/35 . 1,044 1,028,648
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (1-mo. EURIBOR +
1.10%), 4.54%, 09/25/38 ......... EUR 528 570,439
Series 2021-1, Class D, (1-mo. EURIBOR +
1.65%), 5.09%, 09/25/38 ......... 681 722,194
Series 2021-1, Class E, (1-mo. EURIBOR +
2.85%), 6.29%, 09/25/38 ......... 356 372,961
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 6.34%, 07/15/31
(a)(b)
.... USD 6,990 6,919,890
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (3-mo. LIBOR USD at
1.15% Floor + 1.15%), 6.41%, 01/15/30
(a)(b)
250 244,091
Brignole Co. SRL, Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.04%, 07/24/36
(a)(d)
. EUR 100 106,939
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (1-mo. LIBOR USD at 1.32% Floor +
1.32%), 6.51%, 12/15/38
(a)(b)
......... USD 3,175 3,107,531
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24,357 23,543,912
Series 2022-A3, Class A, 4.95%, 10/15/27 18,000 17,878,079
Series 2023-A1, Class A, 4.42%, 05/15/28 14,463 14,212,722

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 6.23%,
04/17/31 .................... USD 3,988 $ 3,953,008
Series 2014-5A, Class A1RR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.40%,
07/15/31 .................... 5,996 5,937,747
CarMax Auto Owner Trust, Series 2022-2,
Class A3, 3.49%, 02/16/27 .......... 15,234 14,838,989
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... 2,186 1,855,505
CBAM Ltd., Series 2019-9A, Class B2, (3-mo.
LIBOR USD at 1.90% Floor + 1.90%),
7.16%, 02/12/30
(a)(b)
............... 3,500 3,470,993
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 6.33%, 04/20/34
(a)(b)
.... 8,750 8,559,007
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class A1, (3-mo. LIBOR USD at 0.98%
Floor + 0.98%), 6.23%, 04/20/31
(a)(b)
.... 1,940 1,923,118
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.85%, 10/20/32
(a)(b)
.... 570 559,758
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.81%, 05/29/32
(a)(b)
.... 1,500 1,474,006
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,153,579
Series 2020-1A, Class C, 2.14%, 08/15/32 720 711,361
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (3-mo. LIBOR
USD at 0.80% Floor + 0.80%), 6.05%,
01/20/28 .................... 404 403,006
Series 2013-2A, Class A1L2, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.26%,
10/18/30 .................... 2,173 2,152,511
Series 2013-3RA, Class A1, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.25%,
04/24/31 .................... 3,770 3,736,549
Series 2015-3A, Class BR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
04/19/29 .................... 8,500 8,332,638
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.31%,
07/15/33 .................... 5,000 4,941,026
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.58% Floor + 1.58%), 6.84%,
07/15/33 .................... 500 493,516
College Ave Student Loans LLC, Series 2023-
A, Class A1, (1-mo. CME Term SOFR at
1.90% Floor + 1.90%), 6.96%, 05/25/55
(a)(b)
7,389 7,416,698
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.25%,
07/25/51 .................... 311 304,948
Series 2021-B, Class A1, (1-mo. LIBOR
USD at 0.80% Floor + 0.80%), 5.95%,
06/25/52 .................... 4,093 3,962,211
Concord Music Royalties LLC, Series 2022-1A,
Class A2, 6.50%, 01/20/73
(b)
......... 2,083 2,051,128
Credit Acceptance Auto Loan Trust
(b)
Series 2021-2A, Class A, 0.96%, 02/15/30 11,470 11,242,222
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 10,855,715
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/27 42,146 40,585,296
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-A1, Class A, 4.31%, 03/15/28 USD 16,319 $ 15,959,070
Series 2023-A2, Class A, 4.93%, 06/15/28 19,049 18,971,257
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.53%,
10/20/28 .................... GBP 1,300 1,638,679
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.18%,
01/20/29 .................... 1,151 1,455,243
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 7.63%,
01/20/29 .................... 601 748,859
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. LIBOR USD at 0.82%
Floor + 0.82%), 6.14%, 11/15/28
(a)(b)
.... USD 1,165 1,157,862
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (3-mo. LIBOR USD at 1.02%
Floor + 1.02%), 6.27%, 04/15/29
(a)(b)
.... 2,356 2,346,190
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. LIBOR USD at 1.04%
Floor + 1.04%), 6.29%, 04/20/34
(a)(b)
.... 5,750 5,694,038
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.96%, 10/15/30
(a)(b)
.... 3,150 3,087,134
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.86%, 07/18/30
(a)
..... 3,250 3,146,788
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/18/30
(a)(b)
......... 500 490,308
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.50%, 05/20/34
(a)(b)
......... 1,000 980,264
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.48%, 01/18/32
(a)(b)
......... 450 447,661
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.48%, 05/20/34
(a)(b)
......... 750 737,117
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 6.16%, 04/15/29
(a)(b)
......... 11,566 11,475,056
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 3,543 3,310,891
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 506,852
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 8,463 8,047,156
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 04/20/34
(a)(b)
......... 4,200 4,112,709
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 14,995 14,603,554
Series 2023-2, Class A2, 5.56%, 04/22/30 11,885 11,818,888
Series 2023-2, Class A3, 5.50%, 04/22/30 2,772 2,740,963
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 6,917,024
FCT Autonoria, Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.11%, 09/25/35
(a)(d)
. EUR 88 94,432
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.91%, 10/25/49
(a)(d)
. 577 612,036
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR + 1.75%), 5.17%, 02/25/38
(a)(d)
. 228 239,415

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 6.37%, 07/19/34
(a)(b)
......... USD 8,500 $ 8,344,322
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 306 276,272
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
17,585 17,206,565
Series 2023-A, Class A3, 4.65%, 02/15/28 2,656 2,622,331
Series 2023-B, Class A3, 5.23%, 05/15/28 7,876 7,862,552
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30 . 5,032 4,755,477
Series 2023-1, Class A1, 4.92%, 05/15/28
(b)
24,110 23,841,716
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.32%, 05/15/28
(a)(b)
3,470 3,493,109
Series 2023-1, Class B, 5.31%, 05/15/28
(b)
3,960 3,884,967
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,451 1,316,439
FS Rialto, Series 2021-FL2, Class A, (1-mo.
LIBOR USD at 1.33% Floor + 1.22%),
6.44%, 05/16/38
(a)(b)
............... 6,250 6,034,816
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.97%,
01/19/39 .................... 5,695 5,616,830
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.66%,
08/17/37 .................... 5,450 5,436,742
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR +
0.95%), 4.52%, 03/21/33
(a)
........ EUR 389 417,771
Series 2020-1, Class C, (3-mo. EURIBOR +
1.95%), 5.52%, 03/21/33
(a)
........ 117 124,735
Series 2020-1, Class D, 3.50%, 03/21/33 . 194 192,765
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (3-mo. LIBOR USD + 1.12%), 6.38%,
01/15/31
(a)(b)
.................... USD 3,444 3,397,191
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 6.34%, 05/16/31
(a)(b)
........ 10,500 10,341,783
GM Financial Consumer Automobile
Receivables Trust
Series 2022-3, Class A3, 3.64%, 04/16/27 13,597 13,203,932
Series 2023-2, Class A3, 4.47%, 02/16/28 5,270 5,176,851
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.87%,
04/24/31
(a)(b)
.................... 400 397,089
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 6.37%, 07/20/31
(a)(b)
5,275 5,255,007
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 6.33%, 01/18/31
(a)(b)
3,065 3,053,836
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/20/34
(a)(b)
.................... 655 643,210
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
..................... 3,729 3,674,995
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,191 2,424,642
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,536 1,942,746
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,482 1,985,127
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,332 1,165,656
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-3CS, Class A, 4.95%, 07/20/49 USD 5,633 $ 5,165,801
GPMT Ltd., Series 2021-FL4, Class A, (1-mo.
LIBOR USD at 1.35% Floor + 1.35%),
6.50%, 12/15/36
(a)(b)
............... 5,810 5,599,388
Gracie Point International Funding, Series
2022-2A, Class A, (SOFR 30 day Average +
2.75%), 7.79%, 07/01/24
(a)(b)
......... 11,000 11,007,372
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 3,063 2,850,035
Honda Auto Receivables Owner Trust, Series
2023-2, Class A3, 4.93%, 11/15/27 ..... 9,616 9,554,953
Hyundai Auto Receivables Trust, Series 2023-
A, Class A3, 4.58%, 04/15/27 ........ 3,025 2,978,552
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (3-mo. LIBOR USD at 2.15%
Floor + 2.15%), 7.40%, 04/20/32
(a)(b)
.... 1,000 984,011
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 6,776 6,764,446
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.90%, 10/20/29
(a)(b)
............... 485 477,017
LoanCore Issuer Ltd., Series 2021-CRE5,
Class A, (1-mo. LIBOR USD at 1.30% Floor
+ 1.30%), 6.49%, 07/15/36
(a)(b)
........ 5,310 5,178,282
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,814 1,401,644
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,813 2,097,336
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,574 4,038,911
Logan CLO I Ltd., Series 2021-1A, Class A, (3-
mo. LIBOR USD at 1.16% Floor + 1.16%),
6.41%, 07/20/34
(a)(b)
............... 1,755 1,732,822
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. LIBOR USD at 1.38%
Floor + 1.38%), 6.64%, 01/17/30
(a)(b)
.... 1,140 1,130,078
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.01%, 04/15/29
(a)(b)
.... 4,720 4,714,446
Madison Park Funding LXII Ltd., Series 2022-
62A, Class A1, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.24%, 07/17/33
(a)(b)
13,160 13,160,000
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (3-mo. LIBOR USD at
1.50% Floor + 1.50%), 6.77%, 01/22/28
(a)(b)
15,900 15,777,961
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. LIBOR USD + 0.83%),
6.10%, 04/22/27
(a)(b)
............... 5,292 5,254,372
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%, 04/25/29
(a)(b)
5,550 5,441,370
Madison Park Funding XXVII Ltd., Series
2018-27A, Class A1A, (3-mo. LIBOR USD +
1.03%), 6.28%, 04/20/30
(a)(b)
......... 1,400 1,392,619
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.86%, 07/15/30
(a)(b)
1,000 982,201
Madison Park Funding XXXV Ltd., Series
2019-35A, Class BR, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.65%, 04/20/32
(a)(b)
250 244,954
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 6.33%, 07/15/33
(a)(b)
2,900 2,855,985
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 6.38%, 07/17/34
(a)(b)
3,000 2,955,465

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 USD 1,119 $ 1,110,627
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 2,903,771
Series 2022-AA, Class A, 6.45%, 10/20/37 1,250 1,247,319
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 8,314 7,096,819
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 215 187,286
Series 2020-2A, Class B, 2.21%, 08/20/46 980 778,886
Series 2021-1A, Class B, 2.05%, 12/20/46 605 472,293
Series 2022-1A, Class B, 3.16%, 01/20/53 4,303 3,436,881
Series 2022-2A, Class A, 4.38%, 01/21/53 2,508 2,319,645
Series 2022-3A, Class A, 6.10%, 06/20/53 2,972 2,965,046
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. LIBOR USD +
0.90%), 6.09%, 11/15/68
(a)(b)
......... 991 974,589
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,702 1,608,319
Series 2019-EA, Class A2B, (1-mo. LIBOR
USD + 0.92%), 6.11%, 05/15/68
(a)
... 6,214 6,157,181
Series 2019-GA, Class A, 2.40%, 10/15/68 675 620,940
Series 2020-IA, Class A1B, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.19%,
04/15/69
(a)
................... 9,921 9,757,777
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,085 940,960
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 6.26%, 04/15/60
(a)
........ 8,149 7,612,090
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 658 635,898
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 13,403 11,889,043
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 968,452
Series 2021-BA, Class AFL, (1-mo. LIBOR
USD + 0.78%), 5.94%, 04/20/62
(a)
... 8,749 8,597,645
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 7,096 6,305,401
Series 2021-CA, Class AFL, (1-mo. LIBOR
USD + 0.74%), 5.89%, 04/20/62
(a)
... 9,403 9,224,778
Neuberger Berman CLO XV, Series 2013-15A,
Class A1R2, (3-mo. LIBOR USD at 0.92%
Floor + 0.92%), 6.18%, 10/15/29
(a)(b)
.... 4,956 4,920,802
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
07/16/35
(a)(b)
.................... 4,000 3,960,169
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 6.49%,
03/15/29 .................... GBP 775 979,552
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 6.29%,
11/15/29 .................... 677 850,811
Nissan Auto Receivables Owner Trust, Series
2023-A, Class A3, 4.91%, 11/15/27 ..... USD 3,636 3,604,824
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. LIBOR
USD + 1.12%), 6.37%, 07/20/29 .... 2,509 2,499,788
Series 2017-13A, Class A1AR, (3-mo.
LIBOR USD at 0.96% Floor + 0.96%),
6.22%, 07/15/30 ............... 4,000 3,951,824
Octagon 66 Ltd., Series 2022-1A, Class A,
(3-mo. CME Term SOFR at 1.94% Floor +
1.94%), 7.01%, 08/16/33
(a)(b)
......... 13,325 13,331,528
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (3-mo. LIBOR USD +
1.95%), 7.20%, 03/17/30
(a)(b)
......... USD 4,200 $ 4,059,838
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. LIBOR USD +
1.19%), 6.44%, 01/20/31
(a)(b)
......... 2,400 2,383,608
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. LIBOR USD +
1.35%), 6.62%, 07/19/30
(a)(b)
......... 1,750 1,746,290
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. LIBOR USD +
1.10%), 6.36%, 01/25/31
(a)(b)
......... 1,750 1,706,041
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 6.39%, 07/02/35
(a)(b)
.... 850 838,056
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class A, 1.75%, 09/14/35 2,470 2,203,906
Series 2023-1A, Class A, 5.50%, 06/14/38 13,047 12,807,482
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 1,291 1,273,288
Oportun Issuance Trust
(b)
Series 2021-C, Class A, 2.18%, 10/08/31 3,475 3,126,457
Series 2022-2, Class A, 5.94%, 10/09/29 . 1,179 1,174,425
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.26%,
10/17/31 .................... 3,300 3,281,041
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.39%,
01/17/31 .................... 13,448 13,395,183
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. LIBOR
USD at 1.25% Floor + 1.25%), 6.50%,
10/20/31
(a)(b)
.................... 10,000 9,814,517
PCL Funding V plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.70%),
6.64%, 10/15/25
(a)(d)
............... GBP 116 146,673
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
8.04%, 07/15/26
(a)(d)
............... 1,400 1,789,329
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 5,800 5,611,563
Series 2021-A, Class A, 0.71%, 04/15/26 . 3,740 3,582,251
Series 2023-A, Class A, 5.80%, 03/15/28 . 14,086 14,090,411
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.02%, 07/25/34
(a)(b)
........ 7,000 7,014,670
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. LIBOR USD + 1.25%), 6.45%,
07/25/51
(a)(b)
.................... 1,533 1,513,114
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,557 3,021,654
Rad CLO 15 Ltd., Series 2021-15A, Class
A, (3-mo. LIBOR USD at 1.09% Floor +
1.09%), 6.34%, 01/20/34
(a)(b)
......... 2,650 2,628,980
Recette CLO Ltd., Series 2015-1A, Class
ARR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.33%, 04/20/34
(a)(b)
......... 10,000 9,776,267
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR + 0.95%), 4.28%,
09/15/30
(a)(d)
.................... EUR 336 361,026
Red & Black Auto Italy Srl, Series 1, Class
D, (1-mo. EURIBOR + 2.85%), 6.28%,
12/28/31
(a)(d)
.................... 599 614,174

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 $ 2,336,974
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,835,980
Series 2022-2B, Class A, 7.10%, 11/17/32 1,450 1,457,451
RMIT Cash Management LLC, Series 2021-3,
Class A, 0.00%, 10/17/33
(b)(e)
......... 4,470 3,861,186
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.44%,
10/20/30 .................... 2,289 2,276,413
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 6.42%,
07/20/34 .................... 10,750 10,547,427
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
6.41%, 07/15/35
(a)(b)
............... 5,500 5,410,666
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 6.83%,
08/17/28 .................... GBP 200 249,935
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 8.13%,
08/17/28 .................... 167 206,787
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR +
1.75%), 5.06%, 11/14/34 .......... EUR 1,695 1,836,563
Series 2020-1, Class D, (1-mo. EURIBOR +
2.50%), 5.82%, 11/14/34 .......... 696 744,048
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,496 1,357,495
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,945 2,764,403
Series 2022-1, Class A2, 5.50%, 07/25/52 215 202,144
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 07/15/31
(a)(b)
......... 4,550 4,504,631
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 04/20/33
(a)(b)
......... 2,500 2,462,692
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.49%, 07/20/30
(a)(b)
......... 3,131 3,114,939
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.95%,
06/15/33 .................... 554 539,527
Series 2004-B, Class A3, (3-mo. LIBOR
USD at 0.33% Floor + 0.33%), 5.88%,
03/15/24 .................... 18 17,773
Series 2005-A, Class A4, (3-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.86%,
12/15/38 .................... 5,349 5,132,527
Series 2005-B, Class A4, (3-mo. LIBOR
USD at 0.33% Floor + 0.33%), 5.88%,
06/15/39 .................... 4,690 4,503,487
Series 2007-A, Class A4A, (3-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.79%,
12/16/41 .................... 3,101 2,979,166
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. LIBOR USD at
4.75% Floor + 4.75%), 9.94%, 10/15/41
(a)(b)
14,485 15,111,173
SLM Student Loan Trust, Series 2013-4, Class
A, (1-mo. LIBOR USD at 0.55% Floor +
0.55%), 5.70%, 06/25/27
(a)
.......... 3,563 3,454,834
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. LIBOR
USD + 0.83%), 6.02%, 09/15/37
(a)
... USD 857 $ 843,738
Series 2021-A, Class APL, (1-mo. LIBOR
USD + 0.73%), 5.92%, 01/15/53
(a)
... 11,761 11,381,697
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,532,338
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... 5,100 4,409,776
Series 2021-C, Class D, 3.93%, 01/15/53 400 366,841
Series 2022-C, Class A1A, 4.48%, 05/16/50 8,675 8,301,650
Series 2022-C, Class A1B, (SOFR 30 day
Average at 1.85% Floor + 1.85%), 6.92%,
05/16/50
(a)
................... 5,532 5,551,803
Series 2023-A, Class A1B, (SOFR 30 day
Average at 1.50% Floor + 1.50%), 6.57%,
01/15/53
(a)
................... 4,941 4,913,592
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.77%,
10/16/56
(a)
................... 12,979 13,007,070
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 1,498 1,441,797
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 1,907 1,820,581
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,287 1,231,962
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 7,219 6,643,298
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,524 2,116,545
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.32%, 01/23/29
(a)(b)
.... 1,500 1,462,958
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.45%, 11/25/33
(a)
..... 560 551,259
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. LIBOR USD at 1.06%
Floor + 1.06%), 6.31%, 07/20/32
(a)(b)
.... 5,650 5,568,237
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 4,478 4,002,671
Stratus CLO Ltd., Series 2022-2A, Class B,
(3-mo. CME Term SOFR at 2.70% Floor +
2.70%), 7.75%, 07/20/30
(a)(b)
......... 3,040 3,031,757
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR + 2.85%), 6.29%, 09/23/38
(a)(d)
. EUR 724 775,394
Toyota Auto Receivables Owner Trust, Series
2023-B, Class A3, 4.71%, 02/15/28 ..... USD 11,318 11,197,059
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.42%, 10/20/34
(a)(b)
......... 9,500 9,392,702
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.66%, 10/18/31
(a)(b)
......... 1,250 1,224,626
Turbo Finance plc, Series 9, Class B, (Sterling
Overnight Index Average + 1.65%), 6.58%,
08/20/28
(a)(d)
.................... GBP 1,590 2,020,905
Unique Pub Finance Co. plc (The), Series
M,  7.39%, 03/28/24
(c)(d)
............. 1,334 1,686,014
Upstart Pass-Through Trust
(b)
Series 2021-ST7, Class A, 1.85%, 09/20/29 USD 1,521 1,459,446
Series 2021-ST9, Class A, 1.70%, 11/20/29 1,516 1,444,168
Volkswagen Auto Loan Enhanced Trust
Series 2021-1, Class A3, 1.02%, 06/22/26 24,928 23,983,609
Series 2023-1, Class A3, 5.02%, 06/20/28 6,333 6,309,650

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. LIBOR
USD + 0.95%), 6.21%, 04/17/30 .... USD 1,861 $ 1,843,271
Series 2018-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
01/15/32 .................... 750 727,759
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 07/20/30
(a)(b)
......... 2,053 2,040,659
Total Asset-Backed Securities — 23.0%
(Cost: $1,238,077,280) ........................... 1,201,631,048
Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co. (The), 2.20%, 02/04/26 ...... 4,734 4,344,904
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 477 473,786
7.88%, 04/15/27 ................. 407 405,952
6.00%, 02/15/28 ................. 392 370,481
7.50%, 02/01/29 ................. 185 182,844
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 174 158,749
4.13%, 04/15/29 ................. 172 155,230
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 815 789,230
4.40%, 06/15/28 ................. 3,107 2,986,251
Northrop Grumman Corp.
2.93%, 01/15/25 ................. 316 303,665
3.25%, 01/15/28 ................. 1,828 1,704,755
Raytheon Technologies Corp., 4.13%, 11/16/28 6,955 6,698,605
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 600 586,653
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 34 33,596
9.38%, 11/30/29 ................. 260 278,349
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 1,508 1,500,630
6.38%, 06/15/26 ................. 65 64,155
7.50%, 03/15/27 ................. 117 117,166
6.75%, 08/15/28
(b)
................ 1,020 1,023,866
22,178,867
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ........... 4,992 4,737,369
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 1,375 1,375,842
6.25%, 05/15/26 ................. 134 133,137
6.75%, 05/15/28 ................. 372 370,699
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,354,607
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 123 125,776
Icahn Enterprises LP
4.75%, 09/15/24 ................. 181 172,939
6.25%, 05/15/26 ................. 168 152,899
5.25%, 05/15/27 ................. 82 70,717
4.38%, 02/01/29 ................. 51 40,071
9,534,056
Automobiles — 0.7%
General Motors Co., 6.13%, 10/01/25 .... 296 298,022
Hyundai Capital America, 1.65%, 09/17/26
(b)
8,370 7,373,912
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 2,122,385
Nissan Motor Acceptance Co. LLC
(b)
1.85%, 09/16/26 ................. USD 5,533 4,693,978
2.75%, 03/09/28 ................. 900 739,636
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ USD 12,483 $ 12,394,682
2.65%, 03/17/26
(d)
................ EUR 2,440 2,488,766
4.35%, 09/17/27
(b)
................ USD 4,900 4,456,578
Stellantis NV, 3.38%, 07/07/23
(d)
........ EUR 3,250 3,546,350
38,114,309
Banks — 5.5%
Banco de Sabadell SA
(a)(d)
(1-Year EUR Swap Annual + 0.97%),
0.63%, 11/07/25 ............... 900 927,855
(1-Year EUR Swap Annual + 1.55%),
1.13%, 03/11/27 ............... 300 296,289
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98%, 09/25/25 USD 11,863 11,145,527
(1-day SOFR + 0.65%), 1.53%, 12/06/25 8,592 8,031,878
(1-day SOFR + 1.15%), 1.32%, 06/19/26 9,487 8,690,270
(1-day SOFR + 1.01%), 1.20%, 10/24/26 5,940 5,344,777
(1-day SOFR + 1.29%), 5.08%, 01/20/27 397 390,909
Series N, (1-day SOFR + 0.91%), 1.66%,
03/11/27 .................... 4,836 4,351,824
(1-day SOFR + 0.96%), 1.73%, 07/22/27 8,325 7,432,267
(3-mo. LIBOR USD + 1.58%), 3.82%,
01/20/28 .................... 1,285 1,215,028
(1-day SOFR + 1.58%), 4.38%, 04/27/28 2,100 2,015,967
(1-day SOFR + 1.99%), 6.20%, 11/10/28 2,080 2,137,926
(1-day SOFR + 1.63%), 5.20%, 04/25/29 1,685 1,666,585
Banque Federative du Credit Mutuel SA,
2.63%, 03/18/24
(d)
............... EUR 500 539,708
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
.................... 1,700 1,735,334
Barclays plc
(a)
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25 .................... USD 4,328 4,229,607
(1-day SOFR + 2.21%), 5.83%, 05/09/27 10,867 10,719,248
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27 .................... 365 321,077
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50%,
08/09/28 .................... 8,960 8,737,704
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28 .................... 3,108 3,237,312
(3-mo. LIBOR USD + 1.90%), 4.97%,
05/16/29 .................... 331 312,803
BNP Paribas SA, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.45%), 5.13%, 01/13/29
(a)(b)
......... 1,994 1,951,147
BPCE SA, 0.63%, 04/28/25
(d)
.......... EUR 1,400 1,431,543
Citigroup, Inc.
(a)
(1-day SOFR + 1.55%), 5.61%, 09/29/26 USD 985 983,661
(1-day SOFR + 0.77%), 1.46%, 06/09/27 28,390 25,212,624
Commerzbank AG, (3-mo. EURIBOR + 1.30%),
0.75%, 03/24/26
(a)(d)
.............. EUR 800 809,430
HSBC Holdings plc
(a)
(1-day SOFR + 1.10%), 2.25%, 11/22/27 USD 1,378 1,222,714
(3-mo. LIBOR USD + 1.55%), 4.04%,
03/13/28 .................... 1,593 1,491,864
(1-day SOFR + 2.11%), 4.76%, 06/09/28 800 768,646
(1-day SOFR + 2.61%), 5.21%, 08/11/28 507 495,727
(1-day SOFR + 3.35%), 7.39%, 11/03/28 2,175 2,295,458
(3-mo. LIBOR USD + 1.53%), 4.58%,
06/19/29 .................... 1,400 1,317,513
HSBC USA, Inc., 5.63%, 03/17/25 ...... 22,300 22,200,461

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 $ 4,880,594
(3-mo. EURIBOR + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. 1,700 1,761,601
(1-day SOFR + 1.01%), 1.73%, 04/01/27
(a)
USD 3,415 3,041,271
JPMorgan Chase & Co.
1.50%, 01/27/25
(d)
................ EUR 1,587 1,665,077
(1-day SOFR + 0.61%), 1.56%, 12/10/25
(a)
USD 686 642,300
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 2,865 2,690,838
(1-day SOFR + 1.85%), 2.08%, 04/22/26
(a)
377 353,061
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(a)
8,215 7,378,821
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 2,372 2,256,339
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(a)
8,535 8,420,663
(3-mo. LIBOR USD + 0.95%), 3.51%,
01/23/29
(a)
................... 4,255 3,933,224
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
4,200 3,602,043
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79%,
07/18/25 .................... 8,120 8,003,421
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72%,
02/20/26 .................... 7,500 7,459,707
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08%,
04/19/28 .................... 3,950 3,746,924
Mizuho Financial Group, Inc.
0.52%, 06/10/24
(d)
................ EUR 2,640 2,785,530
3.66%, 02/28/27 ................. USD 748 704,968
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.23%,
05/22/27
(a)
................... 1,210 1,063,155
National Australia Bank Ltd., 4.94%, 01/12/28 1,275 1,274,296
NatWest Group plc, (3-mo. LIBOR USD +
1.76%), 4.27%, 03/22/25
(a)
.......... 622 610,973
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 338 295,442
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. 9,900 9,853,411
Royal Bank of Canada, 6.00%, 11/01/27 ... 8,000 8,192,531
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 2,913,080
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
0.78%), 0.99%, 01/12/25
(a)(b)
......... 1,509 1,462,628
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ..................... 8,358 8,330,101
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(d)
.................... EUR 2,625 2,780,273
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... USD 5,925 5,927,460
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 8,125 8,122,570
Wells Fargo & Co.
(a)
(1-day SOFR + 1.51%), 3.53%, 03/24/28 14,092 13,152,760
(1-day SOFR + 1.98%), 4.81%, 07/25/28 525 513,147
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 17,040 16,555,841
288,034,733
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 12,742 12,321,522
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 2,176,478
0.16%, 10/23/24 ................. 648 670,826
Security
Par (000)
Par (000) Value
Beverages (continued)
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... EUR 3,600 $ 3,881,047
19,049,873
Biotechnology — 0.7%
AbbVie, Inc.
1.50%, 11/15/23 ................. 3,038 3,284,633
1.25%, 06/01/24 ................. 1,305 1,385,447
2.95%, 11/21/26 ................. USD 7,306 6,825,590
Amgen, Inc.
2.60%, 08/19/26 ................. 622 575,873
2.20%, 02/21/27 ................. 621 564,199
5.15%, 03/02/28 ................. 22,540 22,519,704
Gilead Sciences, Inc., 1.20%, 10/01/27 ... 2,137 1,844,174
36,999,620
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 68 55,522
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 159 136,238
Match Group Holdings II LLC, 4.63%, 06/01/28 426 391,324
583,084
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 481 455,226
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 141 133,244
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,803,319
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 129 130,129
4.63%, 12/15/25 ................. 63 61,031
Masonite International Corp., 5.38%, 02/01/28
(b)
23 21,924
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 101,013
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 640 603,548
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 26 24,780
4.75%, 01/15/28 ................. 732 681,665
4,015,879
Capital Markets — 3.0%
AerCap Ireland Capital DAC, 5.75%, 06/06/28 8,160 8,092,500
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 196,793
Charles Schwab Corp. (The), 3.20%, 03/02/27 605 556,352
Credit Suisse AG
Series FXD, 0.52%, 08/09/23 ........ 7,000 6,944,630
0.50%, 02/02/24 ................. 7,000 6,733,785
3.70%, 02/21/25 ................. 6,200 5,924,747
Deutsche Bank AG
(a)
(1-day SOFR + 1.13%), 1.45%, 04/01/25 7,039 6,688,723
(3-mo. EURIBOR + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 300 308,850
(1-day SOFR + 3.19%), 6.12%, 07/14/26 USD 5,184 5,126,287
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 0.66%, 09/10/24 4,800 4,746,025
(1-day SOFR + 0.80%), 1.43%, 03/09/27 7,500 6,701,289
(1-day SOFR + 0.91%), 1.95%, 10/21/27 2,905 2,584,079
(1-day SOFR + 1.11%), 2.64%, 02/24/28 10,125 9,186,864
(1-day SOFR + 1.85%), 3.62%, 03/15/28 5,825 5,465,434
(1-day SOFR + 1.73%), 4.48%, 08/23/28 3,995 3,862,430
Morgan Stanley
(a)
(1-day SOFR + 0.47%), 5.59%, 11/10/23 9,300 9,294,048
(1-day SOFR + 0.46%), 5.55%, 01/25/24 10,515 10,503,914
(1-day SOFR + 0.88%), 1.59%, 05/04/27 4,773 4,272,876
(1-day SOFR + 0.86%), 1.51%, 07/20/27 1,059 938,240
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 .................... EUR 219 208,296

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 2.24%), 6.30%, 10/18/28 USD 19,781 $ 20,325,971
(1-day SOFR + 1.73%), 5.12%, 02/01/29 3,717 3,665,843
(1-day SOFR + 1.59%), 5.16%, 04/20/29 1,415 1,397,717
Nasdaq, Inc., 5.35%, 06/28/28 ......... 9,750 9,764,066
Nomura Holdings, Inc.
2.65%, 01/16/25 ................. 1,430 1,353,767
1.85%, 07/16/25 ................. 459 419,801
5.71%, 01/09/26 ................. 622 616,449
OWL Rock Core Income Corp.
3.13%, 09/23/26 ................. 32 27,574
7.75%, 09/16/27
(b)
................ 241 239,780
UBS Group AG
(a)
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25%, 01/29/26
(d)
........ EUR 2,640 2,653,890
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(b)
................... USD 2,344 2,320,671
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 653 572,180
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27
(b)
................... 10,130 9,682,051
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(b)
................... 7,780 6,681,706
158,057,628
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 422 389,372
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 776,688
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 449 423,204
3.38%, 02/15/29 ................. 254 216,217
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 17 15,621
4.63%, 11/15/29 ................. 67 56,623
Covestro AG, 0.88%, 02/03/26
(d)
........ EUR 1,055 1,066,226
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 911 794,735
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 104 102,337
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 253 196,075
Linde plc, 3.63%, 06/12/25
(d)
.......... EUR 3,100 3,370,109
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... USD 4,206 3,803,209
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 105 102,583
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 253 246,751
Sherwin-Williams Co. (The), 4.25%, 08/08/25 1,809 1,771,307
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
639 592,629
13,923,686
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC
6.63%, 07/15/26 ................. 888 842,662
4.63%, 06/01/28 ................. 1,115 940,217
APX Group, Inc., 6.75%, 02/15/27 ....... 238 233,235
Aramark Services, Inc.
5.00%, 04/01/25 ................. 62 61,092
6.38%, 05/01/25 ................. 286 285,736
5.00%, 02/01/28 ................. 313 295,015
Brink's Co. (The), 5.50%, 07/15/25 ...... 40 39,525
Clean Harbors, Inc., 4.88%, 07/15/27 ..... 316 302,579
Garda World Security Corp.
4.63%, 02/15/27 ................. 169 154,635
7.75%, 02/15/28 ................. 232 230,288
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
4.25%, 06/01/25 ................. USD 6 $ 5,790
3.75%, 08/01/25 ................. 171 162,684
5.13%, 12/15/26 ................. 300 289,436
4.00%, 08/01/28 ................. 433 387,124
3.50%, 09/01/28 ................. 23 20,470
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 81 72,900
Neptune Bidco US, Inc., 9.29%, 04/15/29 .. 136 124,850
Prime Security Services Borrower LLC
5.25%, 04/15/24 ................. 65 64,464
5.75%, 04/15/26 ................. 43 42,210
3.38%, 08/31/27 ................. 221 194,917
6.25%, 01/15/28 ................. 185 173,308
4,923,137
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 88 82,022
CommScope, Inc.
6.00%, 03/01/26 ................. 396 369,062
8.25%, 03/01/27 ................. 36 28,799
Viasat, Inc., 5.63%, 04/15/27 .......... 217 202,604
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 91 77,323
759,810
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 242 216,833
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 55 49,951
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 6,045 6,196,304
6,463,088
Consumer Finance — 2.7%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 8,150 7,832,085
1.65%, 10/29/24 ................. 850 798,753
2.45%, 10/29/26 ................. 4,010 3,581,534
American Express Co.
3.63%, 12/05/24 ................. 7,982 7,752,569
2.55%, 03/04/27 ................. 13,367 12,169,444
CA Auto Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,680,542
0.13%, 11/16/23 ................. 810 871,162
0.00%, 04/16/24 ................. 1,250 1,319,632
Capital One Financial Corp.
(1-day SOFR + 0.69%), 1.34%, 12/06/24
(a)
USD 11,873 11,562,939
(1-day SOFR + 0.69%), 5.80%, 12/06/24
(a)
10,000 9,838,372
(1-day SOFR + 1.37%), 4.17%, 05/09/25
(a)
9,800 9,546,381
3.75%, 03/09/27 ................. 1,265 1,178,262
3.65%, 05/11/27 ................. 923 857,296
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(a)
1,317 1,128,182
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(a)
9,198 8,811,339
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(a)
9,255 9,192,653
Ford Motor Credit Co. LLC
3.37%, 11/17/23 ................. 7,087 7,014,350
5.13%, 06/16/25 ................. 239 232,435
2.70%, 08/10/26 ................. 2,860 2,553,336
4.95%, 05/28/27 ................. 200 188,657
6.80%, 05/12/28 ................. 208 208,191
5.11%, 05/03/29 ................. 390 361,690
7.35%, 03/06/30 ................. 572 584,150
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,800 3,682,703
4.35%, 04/09/25 ................. 1,773 1,726,627
6.05%, 10/10/25 ................. 6,006 6,016,506
2.35%, 02/26/27 ................. 3,702 3,299,922
6.00%, 01/09/28 ................. 975 982,814

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
John Deere Capital Corp., 2.65%, 06/10/26 . USD 3,128 $ 2,944,867
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(b)
.................... 44 44,613
Navient Corp.
7.25%, 09/25/23 ................. 38 38,000
6.13%, 03/25/24 ................. 181 179,584
OneMain Finance Corp.
6.88%, 03/15/25 ................. 210 207,928
7.13%, 03/15/26 ................. 13 12,772
3.50%, 01/15/27 ................. 146 125,259
6.63%, 01/15/28 ................. 147 138,661
SLM Corp., 3.13%, 11/02/26 .......... 108 93,420
Synchrony Financial, 4.88%, 06/13/25 .... 5,678 5,395,195
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,181 1,176,719
Volkswagen Bank GmbH
(d)
1.88%, 01/31/24 ................. 7,000 7,536,122
4.25%, 01/07/26 ................. 2,800 3,026,865
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 1,815 1,692,306
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 985,966
139,570,803
Consumer Staples Distribution & Retail — 0.5%
(b)
7-Eleven, Inc., 0.80%, 02/10/24 ........ USD 25,967 25,167,355
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 21 19,395
4.63%, 01/15/27 ................. 271 256,774
5.88%, 02/15/28 ................. 173 168,111
6.50%, 02/15/28 ................. 62 62,103
3.50%, 03/15/29 ................. 153 132,443
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 227 218,722
United Natural Foods, Inc., 6.75%, 10/15/28 38 31,497
US Foods, Inc.
6.25%, 04/15/25 ................. 220 219,908
4.75%, 02/15/29 ................. 54 49,440
26,325,748
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 621 610,048
3.25%, 09/01/28 ................. 200 171,794
4.00%, 09/01/29 ................. 200 158,399
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 195,619
Ball Corp.
5.25%, 07/01/25 ................. 5,814 5,763,723
6.00%, 06/15/29 ................. 82 81,385
Canpack SA, 3.13%, 11/01/25
(b)
........ 200 182,500
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 363 346,193
Crown Americas LLC, 4.75%, 02/01/26 ... 46 44,582
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 170,573
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 116 105,500
9.50%, 11/01/28 ................. 202 205,512
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 1,280 1,271,691
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 158 144,214
6.13%, 02/01/28 ................. 64 63,528
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 1,295 1,360,112
Sonoco Products Co., 2.25%, 02/01/27 ... USD 3,320 2,966,344
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... USD 547 $ 525,204
14,366,921
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
32 32,253
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 135 132,300
Sotheby's
7.38%, 10/15/27 ................. 538 483,873
5.88%, 06/01/29 ................. 200 155,500
771,673
Diversified REITs — 0.5%
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 6,279,903
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. USD 149 109,307
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 146 130,851
Prologis LP, 4.88%, 06/15/28 .......... 9,085 9,002,685
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
142 143,453
Simon Property Group LP
3.50%, 09/01/25 ................. 1,153 1,104,646
3.30%, 01/15/26 ................. 817 777,252
VICI Properties LP, 4.38%, 05/15/25 ..... 6,232 6,022,943
23,571,040
Diversified Telecommunication Services — 0.7%
Altice France SA
(b)
5.50%, 01/15/28 ................. 299 225,777
5.13%, 01/15/29 ................. 204 145,431
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 4,141,597
3.55%, 11/18/25 ................. 5,710 6,152,578
1.70%, 03/25/26 ................. USD 15,929 14,519,152
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 372 346,423
5.00%, 02/01/28 ................. 645 587,653
5.38%, 06/01/29 ................. 751 678,975
6.38%, 09/01/29 ................. 375 353,310
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 252 231,276
5.00%, 05/01/28 ................. 423 364,969
8.75%, 05/15/30 ................. 70 68,416
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 400 377,529
7.00%, 10/15/28 ................. 644 593,539
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 446 378,431
10.50%, 05/15/30 ................ 338 342,946
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
434 323,421
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 447 434,465
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 218 216,270
Verizon Communications, Inc., 2.10%, 03/22/28 5,242 4,604,954
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 368 332,875
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,716 1,211,932
36,631,919
Electric Utilities — 1.6%
Edison International, 4.70%, 08/15/25 .... 12,108 11,827,404
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... EUR 2,185 2,377,787
Eversource Energy
2.90%, 03/01/27 ................. USD 9,066 8,352,869
5.45%, 03/01/28 ................. 4,145 4,172,797
Exelon Corp., 5.15%, 03/15/28 ......... 6,135 6,107,089
Florida Power & Light Co., 5.05%, 04/01/28 . 2,502 2,521,220
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 ................. 3,995 3,929,117

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
1.88%, 01/15/27 ................. USD 1,896 $ 1,690,024
3.55%, 05/01/27 ................. 1,267 1,193,497
4.63%, 07/15/27 ................. 5,338 5,219,535
1.90%, 06/15/28 ................. 1,069 916,125
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 106 103,672
NRG Energy, Inc.
6.63%, 01/15/27 ................. 156 154,858
5.75%, 01/15/28 ................. 45 42,644
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 4,820 4,550,902
6.10%, 01/15/29 ................. 9,010 8,865,053
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 252 230,160
Southern Co. (The), 4.48%, 08/01/24
(a)(c)
... 12,464 12,236,327
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,679 5,403,128
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 5,067 4,851,792
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
198 189,779
84,935,779
Electrical Equipment — 0.1%
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. 35 35,044
6.05%, 04/15/28 ................. 217 215,418
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,100 2,196,816
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 239 233,987
4.00%, 04/15/29 ................. 340 302,697
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 356 320,747
3,304,709
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
20 17,885
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 489 469,440
6.25%, 04/01/28 ................. 258 242,226
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 110 107,027
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 339 322,569
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 31 28,009
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 80 81,700
Transocean, Inc., 8.75%, 02/15/30
(b)
..... 288 292,320
USA Compression Partners LP
6.88%, 04/01/26 ................. 612 599,512
6.88%, 09/01/27 ................. 99 94,534
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 224 224,753
Venture Global LNG, Inc., 8.13%, 06/01/28
(b)
580 589,068
Weatherford International Ltd., 6.50%,
09/15/28
(b)
.................... 105 105,451
3,156,609
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 90 65,178
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 65 63,991
5.63%, 03/15/26 ................. 5 4,884
6.50%, 05/15/27 ................. 500 502,662
4.75%, 10/15/27 ................. 108 100,710
3.75%, 01/15/28 ................. 305 272,212
1,009,637
Security
Par (000)
Par (000) Value
Financial Services — 0.9%
Block, Inc., 2.75%, 06/01/26 .......... USD 871 $ 793,039
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 313 307,468
Fidelity National Information Services, Inc.,
4.50%, 07/15/25 ................ 2,600 2,541,685
Fiserv, Inc.
2.75%, 07/01/24 ................. 468 454,062
3.20%, 07/01/26 ................. 448 420,387
5.45%, 03/02/28 ................. 5,830 5,858,466
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 18 18,068
8.00%, 06/15/28 ................. 18 18,009
Global Payments, Inc.
1.20%, 03/01/26 ................. 19,108 16,980,806
2.15%, 01/15/27 ................. 3,910 3,475,410
4.95%, 08/15/27 ................. 451 439,426
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 324,646
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 6,860 6,116,156
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 191 177,684
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,080,910
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 369 326,565
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 12 11,191
7.38%, 09/01/25 ................. 153 135,805
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 291 272,891
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 6,192,495
Visa, Inc., 1.90%, 04/15/27 ........... USD 660 601,712
49,546,881
Food Products — 0.1%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 583 530,530
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 268 260,170
General Mills, Inc.
5.24%, 11/18/25 ................. 2,078 2,078,249
0.45%, 01/15/26 ................. EUR 1,083 1,081,988
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
USD 335 320,841
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... 88 85,899
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 97 77,718
4,435,395
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. 101 102,578
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 116 116,580
ONE Gas, Inc., 1.10%, 03/11/24 ........ 5,200 5,030,820
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 934,748
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,402,358
7,587,084
Ground Transportation — 0.7%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 241 226,540
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 973 874,598
4.00%, 06/01/28 ................. 3,064 2,928,881
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 5,012 4,457,673
1.70%, 06/15/26 ................. 4,295 3,792,821
4.40%, 07/01/27 ................. 485 457,769
Ryder System, Inc.
3.65%, 03/18/24 ................. 5,300 5,211,721
1.75%, 09/01/26 ................. 362 323,534
2.90%, 12/01/26 ................. 709 649,527
2.85%, 03/01/27 ................. 7,747 7,077,408
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 5,805 5,072,416
2.30%, 06/15/28 ................. 2,835 2,411,256

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. USD 336 $ 340,019
8.00%, 11/01/26 ................. 315 321,020
7.50%, 09/15/27 ................. 400 409,141
6.25%, 01/15/28 ................. 407 404,990
4.50%, 08/15/29 ................. 151 138,980
Union Pacific Corp., 3.00%, 04/15/27 ..... 309 290,420
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 386 383,136
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 74 75,615
35,847,465
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 515 477,365
3.88%, 11/01/29 ................. 9 7,880
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 443 384,995
Teleflex, Inc.
4.63%, 11/15/27 ................. 20 18,850
4.25%, 06/01/28
(b)
................ 277 253,107
1,142,197
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
23 21,208
Centene Corp., 2.45%, 07/15/28 ........ 396 338,483
Cigna Group (The), 4.13%, 11/15/25 ..... 1,870 1,820,447
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 66 58,162
6.00%, 01/15/29 ................. 146 122,823
5.25%, 05/15/30 ................. 17 13,391
CVS Health Corp.
1.30%, 08/21/27 ................. 4,565 3,928,575
4.30%, 03/25/28 ................. 2,740 2,642,510
Elevance Health, Inc., 3.65%, 12/01/27 ... 16,435 15,516,542
Encompass Health Corp., 4.50%, 02/01/28 . 402 374,002
HCA, Inc.
5.38%, 02/01/25 ................. 13,597 13,477,789
5.25%, 04/15/25 ................. 7,000 6,910,114
7.69%, 06/15/25 ................. 363 372,950
5.88%, 02/15/26 ................. 10,280 10,286,503
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 286 252,061
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 270 250,781
4.38%, 02/15/27 ................. 11 8,512
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 76 70,387
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 241 222,166
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 1,968,814
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 289 281,483
6.25%, 02/01/27 ................. 236 233,585
5.13%, 11/01/27 ................. 9 8,592
4.63%, 06/15/28 ................. 128 119,551
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 1,660 1,664,597
3.10%, 03/15/26 ................. 316 302,376
4.25%, 01/15/29 ................. 8,100 7,869,524
69,135,928
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 2,753 2,383,113
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 258 229,378
4.63%, 08/01/29 ................. 114 86,180
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... USD 1,400 $ 1,395,748
4,094,419
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 523 503,055
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 211 196,441
4.50%, 02/15/29
(b)
................ 217 192,045
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 152,305
Service Properties Trust, 7.50%, 09/15/25 .. 35 34,370
575,161
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 222 202,947
4.38%, 01/15/28 ................. 330 304,647
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,685,845
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 189 170,319
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 975 970,485
7.00%, 02/15/30 ................. 696 698,951
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 220 222,601
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 337 354,259
7.63%, 03/01/26 ................. 95 93,043
5.75%, 03/01/27 ................. 297 273,415
9.88%, 08/01/27 ................. 176 183,328
4.00%, 08/01/28 ................. 91 80,673
6.00%, 05/01/29 ................. 272 242,851
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 957 1,046,698
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 14 13,031
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 229 227,273
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 502 482,639
4.75%, 01/15/28 ................. 440 408,056
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
189 165,848
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 288 284,322
5.75%, 05/01/28 ................. 15 14,771
3.75%, 05/01/29 ................. 134 118,940
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 186 180,435
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 140 136,435
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 115 116,682
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
130 123,825
Melco Resorts Finance Ltd., 4.88%, 06/06/25
(b)
200 188,790
MGM Resorts International, 5.75%, 06/15/25 208 206,137
NCL Corp. Ltd., 8.38%, 02/01/28
(b)
...... 61 63,742
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 126 118,755
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 67 61,503
5.50%, 08/31/26 ................. 142 134,632
5.38%, 07/15/27 ................. 126 117,817
11.63%, 08/15/27 ................ 57 61,984
5.50%, 04/01/28 ................. 19 17,718
8.25%, 01/15/29 ................. 156 163,800
9.25%, 01/15/29 ................. 176 187,512
7.25%, 01/15/30 ................. 124 125,593
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
179 179,894
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 190 170,538
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 111 111,133

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... USD 34 $ 31,110
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 216 204,607
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
..... 200 172,500
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
58 51,979
13,172,063
Household Durables — 0.2%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 292 233,813
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
123 113,859
DR Horton, Inc., 1.30%, 10/15/26 ....... 3,158 2,767,431
Meritage Homes Corp., 5.13%, 06/06/27 ... 183 175,827
Newell Brands, Inc., 4.70%, 04/01/26
(a)(c)
... 8,000 7,514,802
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 100 98,219
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 244 211,230
Tri Pointe Homes, Inc., 5.25%, 06/01/27 ... 155 146,623
11,261,804
Household Products — 0.1%
Central Garden & Pet Co., 5.13%, 02/01/28 . 250 234,859
Procter & Gamble Co. (The), 3.25%, 08/02/26 EUR 3,480 3,752,947
3,987,806
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . USD 8,395 8,210,933
Calpine Corp., 5.13%, 03/15/28 ........ 248 221,316
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 208 191,905
Talen Energy Supply LLC, 8.63%, 06/01/30 . 63 65,205
8,689,359
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 3.50%, 05/17/27 EUR 2,420 2,595,838
Insurance — 0.1%
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. USD 889 797,783
6.75%, 04/15/28 ................. 259 256,860
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 176 158,925
Aon Corp., 2.85%, 05/28/27 .......... 4,379 4,003,977
E.ON International Finance BV, 1.00%,
04/13/25
(d)
.................... EUR 300 311,810
HUB International Ltd., 7.25%, 06/15/30
(b)
.. USD 671 692,875
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30
(b)
............ 108 110,183
NFP Corp., 4.88%, 08/15/28
(b)
......... 751 670,783
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 62 54,882
7,058,078
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.60%, 05/15/28 .... 7,654 7,569,146
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 237 183,435
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
336 303,899
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 200 178,632
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 167,500
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 191 178,434
International Business Machines Corp.
4.50%, 02/06/26 ................. 448 441,632
3.45%, 02/19/26 ................. 313 299,230
3.30%, 05/15/26 ................. 2,042 1,946,323
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 232,203
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 346 305,587
Security
Par (000)
Par (000) Value
IT Services (continued)
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. USD 18 $ 16,886
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 141 140,848
Twilio, Inc., 3.63%, 03/15/29 .......... 348 296,061
4,690,670
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 137 125,434
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,716,379
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. USD 81 82,941
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 181,087
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 1,482 1,561,043
3,666,884
Machinery — 0.3%
EnPro Industries, Inc., 5.75%, 10/15/26 ... USD 156 151,320
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 109 108,182
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 5,542,938
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 91 80,743
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 652 633,244
Terex Corp., 5.00%, 05/15/29
(b)
........ 141 131,085
Titan International, Inc., 7.00%, 04/30/28 .. 59 55,162
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 631,929
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,512,595
0.13%, 11/10/24 ................. 2,200 2,267,088
4.13%, 11/22/25 ................. 1,300 1,402,403
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 169,088
13,685,777
Media — 0.6%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 700 559,415
Charter Communications Operating LLC,
4.20%, 03/15/28 ................ 10,976 10,289,664
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 610 606,943
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 854 775,341
Comcast Corp.
5.25%, 11/07/25 ................. 596 599,220
3.30%, 04/01/27 ................. 630 595,789
3.55%, 05/01/28 ................. 1,187 1,122,293
4.15%, 10/15/28 ................. 2,412 2,336,933
1.95%, 01/15/31 ................. 549 449,242
CSC Holdings LLC
5.25%, 06/01/24 ................. 705 655,680
5.38%, 02/01/28
(b)
................ 381 306,149
11.25%, 05/15/28
(b)
............... 200 193,946
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 274 248,144
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................. 436 349,747
5.75%, 12/01/28 ................. 13 9,669
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 259 252,761
GCI LLC, 4.75%, 10/15/28
(b)
.......... 117 99,754
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 2,951 3,219,861
2.13%, 10/06/25 ................. 1,411 1,467,087
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 302 283,050
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 405 367,619
4.25%, 01/15/29 ................. 111 93,280
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 244 194,533
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 48 42,972
5.00%, 08/01/27 ................. 376 348,849

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
TCI Communications, Inc., 7.13%, 02/15/28 . USD 772 $ 841,562
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 19 18,141
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 183,400
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 246 237,771
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 240 230,100
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 300 262,420
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 4,301,275
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 300 275,346
31,817,956
Metals & Mining — 0.1%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 172 173,368
6.13%, 02/15/28 ................. 312 315,870
ATI, Inc., 5.88%, 12/01/27 ........... 262 253,555
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 586 578,859
Carpenter Technology Corp., 6.38%, 07/15/28 54 52,920
Constellium SE
(b)
5.88%, 02/15/26 ................. 305 298,818
5.63%, 06/15/28 ................. 387 364,139
3.75%, 04/15/29 ................. 368 313,079
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 322 281,608
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 179 167,147
Novelis Corp., 3.25%, 11/15/26
(b)
....... 1,025 927,797
3,727,160
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 17 16,053
4.25%, 02/01/27 ................. 118 102,532
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 97 96,162
4.38%, 01/15/27 ................. 78 67,177
281,924
Multi-Utilities — 0.4%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 1,120 1,166,889
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,528,484
NiSource, Inc., 5.25%, 03/30/28 ........ USD 4,610 4,606,354
Sempra Energy, 3.30%, 04/01/25 ....... 3,984 3,820,622
WEC Energy Group, Inc., 4.75%, 01/09/26 . 10,300 10,144,199
21,266,548
Oil, Gas & Consumable Fuels — 2.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 464 455,880
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 110 111,560
5.75%, 03/01/27 ................. 244 235,322
5.75%, 01/15/28 ................. 48 45,758
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 140,722
Ascent Resources Utica Holdings LLC
(b)
8.25%, 12/31/28 ................. 410 403,196
5.88%, 06/30/29 ................. 509 454,100
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 62 60,547
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 232,503
BP Capital Markets America, Inc.
3.59%, 04/14/27 ................. 316 302,191
3.94%, 09/21/28 ................. 6,967 6,665,326
BP Capital Markets plc, 3.28%, 09/19/27 ... 1,102 1,037,584
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 185 175,750
4.50%, 03/01/28 ................. 134 120,061
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
8.25%, 07/15/25 ................. USD 17 $ 16,872
6.38%, 07/01/26 ................. 272 264,763
8.00%, 08/01/28
(b)
................ 289 285,795
Cheniere Energy Partners LP, 4.50%, 10/01/29 520 477,233
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 119 116,021
6.75%, 04/15/29 ................. 314 311,562
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 276 270,825
Civitas Resources, Inc.
(b)
5.00%, 10/15/26 ................. 49 46,200
8.38%, 07/01/28 ................. 299 302,379
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
419 383,363
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 564 529,319
9.25%, 02/15/28 ................. 128 124,191
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 101 94,309
CrownRock LP
(b)
5.63%, 10/15/25 ................. 790 778,308
5.00%, 05/01/29 ................. 60 56,175
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 395 346,642
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 163 157,427
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,710 1,626,213
2.50%, 02/14/25 ................. 9,177 8,716,081
Energy Transfer LP
5.88%, 01/15/24 ................. 10,287 10,288,734
4.25%, 04/01/24 ................. 566 557,308
4.50%, 04/15/24 ................. 1,433 1,416,528
Eni SpA, 3.63%, 05/19/27
(d)
........... EUR 3,300 3,541,148
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ USD 181 175,150
5.38%, 06/01/29 ................. 160 152,434
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 152 147,455
4.85%, 07/15/26 ................. 176 169,840
Enterprise Products Operating LLC, 4.15%,
10/16/28 ..................... 8,455 8,083,204
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 132 130,542
4.13%, 12/01/26 ................. 193 179,497
6.50%, 07/01/27
(b)
................ 180 177,529
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 45 44,195
Genesis Energy LP, 7.75%, 02/01/28 ..... 23 21,876
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 40,690
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 120 112,957
5.75%, 02/01/29 ................. 160 144,878
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 30,949
Matador Resources Co.
5.88%, 09/15/26 ................. 244 236,447
6.88%, 04/15/28
(b)
................ 92 91,061
MPLX LP
1.75%, 03/01/26 ................. 1,168 1,060,220
4.25%, 12/01/27 ................. 1,700 1,614,446
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 607 569,387
6.50%, 09/30/26 ................. 493 441,086
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
160 157,580
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 397 389,060
NuStar Logistics LP, 5.75%, 10/01/25 ..... 257 250,563

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 8.50%, 07/15/27 USD 7,400 $ 7,993,554
PDC Energy, Inc., 5.75%, 05/15/26 ...... 120 119,520
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 212 212,902
6.88%, 04/01/27 ................. 344 338,840
5.88%, 07/01/29 ................. 304 286,371
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 5,244 4,722,224
5.10%, 03/29/26 ................. 3,250 3,230,502
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 80,520
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,579 5,569,400
SM Energy Co.
5.63%, 06/01/25 ................. 88 85,993
6.75%, 09/15/26 ................. 118 115,016
6.63%, 01/15/27 ................. 10 9,712
6.50%, 07/15/28 ................. 203 194,880
Southwestern Energy Co., 5.70%, 01/23/25
(a)(c)
9 8,952
Spectra Energy Partners LP, 3.50%, 03/15/25 390 374,925
Sunoco LP, 6.00%, 04/15/27 .......... 54 53,203
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 3,992
6.00%, 03/01/27 ................. 46 43,167
5.50%, 01/15/28 ................. 82 74,947
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
540 556,200
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 993 867,475
Williams Cos., Inc. (The)
4.50%, 11/15/23 ................. 794 790,603
5.40%, 03/02/26 ................. 23,624 23,562,253
104,864,093
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 361 334,594
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 105 104,613
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 874 958,365
5.50%, 04/20/26 ................. 218 215,952
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 226 213,918
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
233 233,839
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 181 182,593
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 695 663,607
Series 2020-1, Class A, 5.88%, 10/15/27 3,752 3,719,311
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 337 320,185
4.63%, 04/15/29 ................. 297 270,617
7,217,594
Personal Care Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 20 18,440
Haleon Netherlands Capital BV, 1.25%,
03/29/26
(d)
.................... EUR 876 886,778
Haleon US Capital LLC, 3.02%, 03/24/24 .. USD 402 393,274
1,298,492
Pharmaceuticals — 0.6%
Bayer AG
(d)
0.05%, 01/12/25 ................. EUR 2,900 2,972,099
4.00%, 08/26/26 ................. 3,240 3,536,591
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,634,470
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(b)
.................... USD 272 221,155
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 276 246,244
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Organon & Co., 4.13%, 04/30/28
(b)
...... USD 600 $ 532,519
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 18,259 17,946,611
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/23 ..................... 1,176 1,169,404
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 191 170,109
4.75%, 05/09/27 ................. 200 183,777
29,612,979
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 284 228,975
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 17 14,990
KBR, Inc., 4.75%, 09/30/28 ........... 2 1,815
Korn Ferry, 4.63%, 12/15/27 .......... 193 181,350
427,130
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd.
(a)(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 70,020
11.88%, 06/01/23 ................ 667 40,020
9.25%, 07/28/23 ................. 667 40,020
9.88%, 10/19/23 ................. 333 19,980
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
178 158,433
Modern Land China Co. Ltd.
(a)(d)(f)(g)(h)
8.00%, (8.00% Cash or 10.00% PIK),
12/30/24 .................... 273 14,941
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 195 9,692
9.00%, (9.00% Cash or 11.00% PIK),
12/30/27 .................... 284 15,567
368,673
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 109 91,794
Realty Income Corp., 3.00%, 01/15/27 .... 395 364,201
455,995
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp.
3.88%, 01/15/27 ................. 10,184 9,711,369
3.50%, 01/15/28 ................. 482 445,252
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 729 676,750
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 91 82,353
Lam Research Corp., 3.80%, 03/15/25 .... 2,779 2,713,875
NXP BV, 2.70%, 05/01/25 ............ 3,101 2,941,423
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 145 121,563
16,692,585
Software — 0.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 112 110,016
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
305 272,975
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 881 881,780
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 282 265,655
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 147 145,164
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 298 294,660
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 865 766,776
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
1,272 1,132,564
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 88,935
6.50%, 10/15/28 ................. 12 10,260
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 18 15,522
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 129 118,345
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 157 156,558
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 199 178,422

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
NCR Corp., 5.00%, 10/01/28
(b)
......... USD 315 $ 281,116
Oracle Corp.
1.65%, 03/25/26 ................. 8,996 8,164,332
2.65%, 07/15/26 ................. 12,375 11,440,393
4.50%, 05/06/28 ................. 630 612,960
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 163 157,399
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
569 544,720
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 269 218,271
VMware, Inc.
1.00%, 08/15/24 ................. 8,055 7,626,262
1.40%, 08/15/26 ................. 10,817 9,551,865
3.90%, 08/21/27 ................. 6,516 6,177,334
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
339 291,571
49,503,855
Specialized REITs — 1.3%
American Tower Corp.
1.30%, 09/15/25 ................. 896 811,684
1.60%, 04/15/26 ................. 6,121 5,489,292
0.45%, 01/15/27 ................. EUR 3,155 2,984,143
3.65%, 03/15/27 ................. USD 20,682 19,361,384
3.55%, 07/15/27 ................. 900 833,804
5.25%, 07/15/28 ................. 7,250 7,164,094
Crown Castle, Inc.
1.05%, 07/15/26 ................. 7,936 6,947,596
4.80%, 09/01/28 ................. 12,790 12,406,781
Equinix, Inc., 1.80%, 07/15/27 ......... 9,919 8,593,105
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 529 529,890
SBA Communications Corp.
3.88%, 02/15/27 ................. 313 288,337
3.13%, 02/01/29 ................. 276 233,953
65,644,063
Specialty Retail — 0.1%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 312 303,030
8.50%, 10/30/25 ................. 200 194,054
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 79 69,520
Home Depot, Inc. (The), 2.80%, 09/14/27 .. 325 302,397
Lowe's Cos., Inc., 4.40%, 09/08/25 ...... 1,451 1,422,026
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 141 134,020
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 56,688
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 579 516,917
Staples, Inc., 7.50%, 04/15/26
(b)
........ 101 83,417
3,082,069
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 4.75%, 01/15/28 ............ 314 305,872
Litigation Systems, Inc., Series 2020-1, Class
A, 4.00%, 10/30/27
(e)
............. 2,222 2,144,518
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 155 161,893
2,612,283
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 122 103,724
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 58 54,145
William Carter Co. (The), 5.63%, 03/15/27 .. 91 88,300
246,169
Tobacco — 1.0%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,534,963
3.22%, 08/15/24 ................. USD 27,383 26,574,126
2.79%, 09/06/24 ................. 16,833 16,192,133
BAT International Finance plc, 0.88%,
10/13/23
(d)
.................... EUR 2,124 2,296,131
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc.
5.13%, 11/15/24 ................. USD 579 $ 576,329
5.00%, 11/17/25 ................. 489 486,480
4.88%, 02/13/26 ................. 812 806,253
0.13%, 08/03/26 ................. EUR 730 709,615
5.13%, 11/17/27 ................. USD 599 600,833
50,776,863
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 07/03/23 ................. 4,178 4,178,000
1.88%, 08/15/26 ................. 5,265 4,675,683
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
49 43,365
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 257 253,187
9.75%, 08/01/27 ................. 176 181,768
5.50%, 05/01/28 ................. 175 160,125
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 235 225,165
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 341 296,570
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 505 510,320
7.25%, 06/15/28 ................. 22 22,441
10,546,624
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 754 732,372
Rogers Communications, Inc.
2.90%, 11/15/26 ................. 1,951 1,788,216
3.20%, 03/15/27
(b)
................ 11,523 10,712,876
Sprint LLC, 7.13%, 06/15/24 .......... 12,900 13,015,365
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
3,041 3,001,621
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. 12,950 11,899,177
2.63%, 04/15/26 ................. 7,352 6,813,443
3.75%, 04/15/27 ................. 23,199 21,960,305
2.05%, 02/15/28 ................. 931 807,257
70,730,632
Total Corporate Bonds — 31.7%
(Cost: $1,719,326,201) ........................... 1,656,751,443
Foreign Agency Obligations
Canada — 1.0%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 21,331,038
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 15,661,480
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28 ...................... 13,860 13,578,211
50,570,729
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,223 1,213,506
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... USD 3,245 3,157,807
Total Foreign Agency Obligations — 1.0%
(Cost: $58,502,792) .............................. 54,942,042

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(a)(b)(c)
........... USD 4,690 $ 4,521,126
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.67%,
07/25/58
(d)
................... GBP 125 157,706
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 7.22%,
07/25/58
(d)
................... 110 138,475
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 3.89%, 11/25/33
(a)
....... USD 136 122,169
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
6.63%, 08/27/58
(a)(d)
............... GBP 520 638,890
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.78%, 07/25/34
(a)
............. USD 201 179,827
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(e)(i)
...... 16 —
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.53%,
06/17/58
(d)
................... GBP 102 127,484
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 6.42%, 01/17/59
(d)
. 318 384,463
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 6.82%, 01/17/59
(d)
. 178 211,254
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo.
LIBOR USD at 6.50% Cap + 0.90%),
6.04%, 07/25/49 ............... USD 721 687,978
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,542 1,361,748
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.50% Cap +
0.54%), 5.69%, 02/25/35
(a)
........ 161 142,624
Series 2005-17, Class 1A6, 5.50%, 09/25/35 229 206,946
Series 2005-HYB8, Class 2A1, 4.01%,
12/20/35
(a)
................... 508 471,064
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a)(b)
.................... 2,229 1,896,287
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 5.94%,
01/16/57
(d)
................... GBP 220 277,037
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.19%,
01/16/57
(d)
................... 105 132,075
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 2,640 2,417,070
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 6,515 5,947,751
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 6.40%,
04/25/43 .................... 467 465,208
Series 2013-HYB1, Class B4, 6.40%,
04/25/43 .................... 1,583 1,570,877
Series 2015-1, Class A1, 2.50%, 01/25/45 5,481 4,619,859
Series 2019-RP10, Class A1, 3.04%,
12/26/59 .................... 2,664 2,652,887
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR +
1.10%), 4.34%, 07/28/58
(d)
........ EUR 740 798,690
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class B, (3-mo. EURIBOR +
0.80%), 4.04%, 04/28/59
(d)
........ EUR 820 $ 873,391
Series 2021-2, Class C, (3-mo. EURIBOR +
1.05%), 4.29%, 04/28/59
(d)
........ 503 526,929
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
6.19%, 12/16/67
(a)(d)
............... GBP 1,045 1,271,716
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 6.34%,
12/16/71
(d)
................... 371 450,733
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 6.64%,
12/16/71
(d)
................... 200 237,577
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
6.24%, 12/16/67
(a)(d)
............... 218 270,436
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.07%, 08/25/49 USD 2,134 1,977,283
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 12,349 9,912,362
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
6.08%, 09/28/55
(d)
.............. GBP 741 894,532
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
6.43%, 09/28/55
(d)
.............. 441 521,965
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 1,874 1,805,450
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 6.78%, 05/27/54
(d)
. GBP 200 252,749
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 7.28%, 05/27/54
(d)
. 100 125,224
JP Morgan Mortgage Trust
(a)(b)
Series 2021-3, Class A12, 5.50%, 07/25/51 USD 7,915 7,875,189
Series 2021-6, Class A12, 5.00%, 10/25/51 8,090 7,793,617
Series 2021-7, Class A12, 5.00%, 11/25/51 4,647 4,455,212
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 7,144 5,989,685
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 6.62%, 06/25/46 1,711 1,566,380
Series 2020-7, Class A3, 3.00%, 01/25/51 2,630 2,208,028
Series 2020-LTV1, Class A11, (1-mo. LIBOR
USD at 6.00% Cap + 1.00%), 6.00%,
06/25/50 .................... 456 447,545
Jubilee Place, Series 3, Class C, (3-mo.
EURIBOR + 1.60%), 4.78%, 01/17/59
(a)(d)
. EUR 201 209,510
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.19%,
06/12/57
(d)
................... GBP 370 465,079
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.22%,
07/20/58
(d)
................... 158 191,135
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 9,982 8,344,062
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 3,376 3,260,240
Series 2018-1, Class A1, 3.25%, 05/25/62 1,980 1,902,262
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. LIBOR USD at 0.78% Floor and 11.50%
Cap + 0.78%), 5.93%, 11/25/34
(a)
...... 421 400,527
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
6.38%, 06/23/53
(a)(d)
............... GBP 111 135,194

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,087 $ 975,199
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 3,940 3,696,238
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 9,319 8,567,002
OBX Trust, Series 2022-INV3, Class A1,
3.00%, 02/25/52
(a)(b)
............... 2,720 2,270,507
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 8.33%,
10/23/59
(a)(d)
.................... GBP 538 656,000
PRPM LLC, Series 2023-1, Class A1, 6.88%,
02/25/28
(a)(b)
.................... USD 2,614 2,597,265
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 7.13%, 06/20/70
(a)(d)
.. GBP 1,025 1,291,086
RMAC Securities No. 1 plc, Series 2007-
NS1X, Class A2A, (Sterling Overnight Index
Average + 0.27%), 5.21%, 06/12/44
(a)(d)
.. 292 355,741
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 3,785 3,561,253
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
10,925 10,263,658
Series 2019-4, Class MA, 3.00%, 02/25/59 11,439 10,436,827
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 333 303,554
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(c)
....... 934 907,740
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 8.00% Cap + 1.75%), 6.69%,
06/12/45
(d)
................... GBP 535 659,613
Series 2, Class D, (Sterling Overnight Index
Average at 8.00% Cap + 2.20%), 7.14%,
06/12/45
(d)
................... 329 401,490
Series 2, Class E, (Sterling Overnight Index
Average at 8.00% Cap + 3.30%), 8.24%,
06/12/45
(d)
................... 450 531,406
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,281 2,011,492
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
LIBOR USD at 0.30% Floor + 0.30%),
5.45%, 09/25/34
(a)
................ 494 441,212
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 6.22%,
07/12/63
(a)(d)
.................... GBP 108 132,040
Towd Point Mortgage Trust
(a)(b)
Series 2017-6, Class A1, 2.75%, 10/25/57 USD 465 439,500
Series 2018-1, Class A1, 3.00%, 01/25/58 4,315 4,130,209
Series 2018-6, Class A1A, 3.75%, 03/25/58 505 487,801
Tower Bridge Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 6.82%,
07/21/64
(d)
................... GBP 365 461,282
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 7.12%,
07/21/64
(d)
................... 252 316,624
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.45%,
11/20/63
(d)
................... 140 172,933
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 6.75%,
11/20/63
(d)
................... 169 205,925
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.19%,
12/12/54
(d)
................... GBP 395 $ 499,749
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 7.94%,
12/12/54
(d)
................... 225 284,183
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 6.54%,
03/12/55
(d)
................... 436 543,152
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 7.04%,
03/12/55
(d)
................... 220 267,144
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 6.09%,
09/12/55
(d)
................... 435 525,627
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 6.44%,
09/12/55
(d)
................... 187 221,166
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 6.64%,
12/01/55
(d)
................... 365 428,533
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a)(b)
........... USD 5,059 4,873,763
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ 8,454 7,720,198
Walsh Acceptance, Series 1997-2, Class A, (1-
mo. LIBOR USD at 2.00% Floor + 2.00%),
7.19%, 03/01/27
(a)(b)
............... 2 1,291
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 813 686,487
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,383 1,172,024
167,990,421
Commercial Mortgage-Backed Securities — 6.6%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.34%, 04/15/34
(a)(b)
......... 8,030 7,063,035
Atom Mortgage Securities DAC, Series 1X,
Class D, (Sterling Overnight Index Average
at 1.90% Floor + 1.90%), 6.87%, 07/22/31
(a)
(d)
........................... GBP 1,542 1,617,622
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.19%,
11/15/33 .................... USD 3,270 3,109,497
Series 2018-DSNY, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 6.04%,
09/15/34 .................... 12,495 12,412,313
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 2,599 2,578,726
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 10,351 10,248,130
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 14,992,203
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 6,080 6,046,397
BX Commercial Mortgage Trust, Series 2019-
XL, Class A, (1-mo. CME Term SOFR at
0.92% Floor + 1.03%), 6.18%, 10/15/36
(a)(b)
17,148 17,041,793

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. LIBOR
USD at 1.28% Floor + 1.28%), 6.47%,
06/15/36 .................... USD 3,450 $ 3,278,142
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.69%, 05/15/38 ............... 6,600 6,583,447
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 5.88%,
05/22/34
(d)
................... EUR 4,583 4,751,189
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.88%,
05/22/34
(d)
................... 2,190 2,196,784
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... USD 9,000 8,536,510
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,633,822
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,123,841
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,465,790
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 1,315 1,301,866
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 499 486,880
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 10,999,175
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,347,526
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 2,791 2,733,985
Series 2015-PC1, Class B, 4.43%,
07/10/50
(a)
................... 4,175 3,790,630
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,966 6,231,931
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,303,295
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 2,655,004
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,338,821
CSMC Trust, Series 2021-BHAR, Class C, (1-
mo. LIBOR USD at 2.00% Floor + 2.00%),
7.19%, 11/15/38
(a)(b)
............... 2,500 2,435,894
Extended Stay America Trust, Series 2021-
ESH, Class A, (1-mo. LIBOR USD at 1.08%
Floor + 1.08%), 6.27%, 07/15/38
(a)(b)
.... 2,149 2,106,652
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
..... 2,000 1,838,569
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.24%, 03/15/28 ............... 5,890 5,794,056
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.94%, 03/15/28 ............... 5,065 4,976,152
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
.................. 4,976 4,679,723
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 2,043 2,007,311
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 5,549,885
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Haus European Loan Conduit No. 39 DAC,
Series 39X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 4.65%, 07/28/51
(a)(d)
EUR 841 $ 765,065
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (1-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.34%, 05/15/38
(a)(b)
......... USD 6,000 5,924,533
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ...................... 1,778 1,743,312
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,146,403
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 13,844,743
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 6,345,325
Series 2019-BKWD, Class A, (1-mo. LIBOR
USD at 1.00% Floor + 1.25%), 6.44%,
09/15/29
(a)(b)
.................. 1,604 1,486,034
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 1,000 724,203
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (1-mo. LIBOR USD at 1.35% Floor
+ 1.35%), 6.69%, 05/15/36
(a)(b)
........ 2,972 2,934,278
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 4.76%, 08/17/33
(d)
EUR 1,331 1,323,348
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 5.26%, 08/17/33
(d)
1,031 1,005,424
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor and 5.20% Cap + 1.20%),
4.56%, 08/17/31
(d)
.............. 939 955,831
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor and 5.60% Cap + 1.60%),
4.96%, 08/17/31
(d)
.............. 1,061 1,053,433
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/28
(b)
..................... USD 1,955 1,949,136
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 11,784,553
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 15,676 15,490,047
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 1,524 1,503,259
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 1,997 1,962,472
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 15,544 14,752,876
Morgan Stanley Capital I Trust, Series 2018-
BOP, Class A, (1-mo. LIBOR USD at 0.85%
Floor + 0.85%), 6.04%, 08/15/33
(a)(b)
.... 1,799 1,525,854
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.54%, 03/15/39
(a)(b)
7,000 6,868,700
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.14%,
06/15/35
(a)(b)
.................... 2,114 1,995,280
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (3-mo. EURIBOR
at 1.90% Floor + 1.90%), 5.26%,
11/17/32
(d)
................... EUR 1,128 1,198,530
Series 2020-1, Class B, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 5.86%, 11/17/32
(d)
1,355 1,435,513

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. LIBOR USD at
0.88% Floor + 0.88%), 6.07%, 07/15/38
(a)(b)
USD 15,473 $ 14,553,269
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term SOFR
at 2.47% Floor + 2.47%), 7.56%, 06/25/37
(a)
(b)
........................... 1,462 1,462,817
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
7.10%, 11/17/30
(a)(d)
............... GBP 535 636,003
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.33%, 05/15/37
(a)(b)
............... USD 5,520 5,361,334
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor
+ 1.30%), 6.25%, 05/17/31
(d)
....... GBP 880 1,061,906
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor
+ 1.65%), 6.60%, 05/17/31
(d)
....... 536 637,165
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor
+ 2.60%), 7.55%, 05/17/31
(d)
....... 547 657,422
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor
+ 2.10%), 7.05%, 08/17/31
(d)
....... 1,391 1,602,367
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... USD 283 242,624
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 370 347,403
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,442 2,296,175
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 1,933 1,908,854
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,631,013
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 1,994 1,935,283
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 1,877 1,858,638
Series 2014-C21, Class ASBF, (1-mo.
LIBOR USD at 0.56% Floor + 0.56%),
5.72%, 08/15/47
(a)(b)
............. 486 484,608
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 2,572 2,507,775
345,159,404
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.00%, 05/10/48
(a)
.... 29,223 345,597
Total Non-Agency Mortgage-Backed Securities — 9.8%
(Cost: $549,807,015) ............................. 513,495,422
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.0%
Federal Farm Credit Bank Bonds
1.68%, 09/17/35 ................. 30,000 21,766,909
2.17%, 10/29/29 ................. 6,500 5,695,605
2.25%, 08/15/29 ................. 23,500 20,742,476
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 15,000 12,930,135
2.06%, 09/27/29 ................. 19,250 16,598,560
2.18%, 11/06/29 ................. 9,700 8,500,494
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.65%, 05/28/26 ................. USD 15,000 $ 13,259,470
4.20%, 08/28/25 ................. 15,000 14,701,083
5.68%, 04/03/25 ................. 16,000 15,925,174
Federal National Mortgage Association
0.74%, 08/25/27 ................. 15,000 12,862,476
0.81%, 09/25/28 ................. 15,000 12,431,432
WPP Finance SA, 4.13%, 05/30/28
(d)
...... EUR 2,880 3,137,697
158,551,511
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(a)(c)
USD 136 132,981
Series 3959, Class MA, 4.50%, 11/15/41 . 751 733,577
Series 3986, Class M, 4.50%, 09/15/41 .. 214 210,701
Series 4459, Class BN, 3.00%, 08/15/43 . 3,912 3,550,965
Series 4569, Class JA, 3.00%, 03/15/42 . 3,560 3,410,789
Series 4752, Class PL, 3.00%, 09/15/46 . 5,247 4,857,105
Series 4941, Class MB, 3.00%, 07/25/49 . 4,529 4,004,219
Series 5000, Class MA, 2.00%, 06/25/44 . 3,480 3,098,278
Series 5006, Class KA, 2.00%, 06/25/45 . 9,878 8,689,784
Series 5105, Class LA, 1.50%, 04/15/44 . 25,801 24,051,904
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (1-mo. LIBOR USD +
0.95%), 6.10%, 11/25/48
(a)(b)
......... 268 266,234
Federal National Mortgage Association
Series 2011-48, Class MG,
4.00%, 06/25/26
(a)(c)
............. 360 351,259
Series 2011-84, Class MG,
4.00%, 09/25/26
(a)(c)
............. 475 462,820
Series 2020-79, 1.50%, 11/25/50 ...... 6,931 5,868,409
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 1997-20, Class FB, 2.61%, 03/25/27 2 2,357
Series 2022-65, Class FB, (SOFR 30 day
Average at 0.80% Floor and 6.00% Cap
+ 0.80%), 5.87%, 09/25/52 ........ 46,009 44,840,734
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 612 596,581
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 3,702 3,360,721
Series 2018-36, Class AM, 3.00%, 07/20/45 9,047 8,527,764
Series 2020-127, Class LP, 1.50%, 06/20/50 3,551 2,809,303
119,826,485
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 4,072 3,888,108
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.12%, 10/25/30 ................. 11,855 671,270
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.64%, 02/16/53 ................. 10,009 157,842
829,112
Mortgage-Backed Securities — 8.7%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 2,459 2,283,045
4.00%, 02/01/34 - 06/01/37 .......... 13,380 12,996,053
4.50%, 07/01/47 ................. 731 717,794

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/49
(j)
................ USD 41,411 $ 40,879,771
(12-mo. LIBOR USD at 1.63% Floor and
7.97% Cap + 1.63%), 5.63%, 10/01/45
(a)
1,130 1,149,510
Federal National Mortgage Association Variable
Rate Notes
(a)
(12-mo. LIBOR USD at 1.59% Floor and
7.95% Cap + 1.59%), 2.96%, 06/01/45 1,399 1,353,988
(12-mo. LIBOR USD at 1.74% Floor and
8.67% Cap + 1.75%), 4.51%, 09/01/42 1,451 1,461,118
(12-mo. LIBOR USD at 1.58% Floor and
7.88% Cap + 1.58%), 5.01%, 09/01/45 2,069 2,105,331
(12-mo. LIBOR USD at 1.59% Floor and
7.90% Cap + 1.59%), 5.59%, 11/01/45 122 123,722
Uniform Mortgage-Backed Securities
1.50%, 07/01/31 ................. 20,710 18,664,072
2.50%, 12/01/27 - 04/01/32 .......... 19,817 18,423,317
3.00%, 07/13/23
(k)
................ 64,845 57,066,133
3.00%, 12/01/26 - 09/01/35 .......... 27,391 25,745,202
3.50%, 07/13/23
(k)
................ 61,655 56,180,710
3.50%, 04/01/34 ................. 2,099 2,007,993
4.00%, 07/13/23
(k)
................ 114,280 107,240,174
4.00%, 04/01/26 - 03/01/38 .......... 15,664 15,197,209
4.50%, 07/13/23
(k)
................ 59,000 56,722,969
4.50%, 03/01/47 - 01/01/50 .......... 34,832 34,401,456
454,719,567
Total U.S. Government Sponsored Agency Securities — 14.1%
(Cost: $758,880,331) ............................. 737,814,783
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
1.25%, 04/15/28 ................. 28,602 27,672,267
U.S. Treasury Notes
3.00%, 06/30/24 - 07/31/24 .......... 97,000 94,704,375
4.25%, 05/31/25 - 10/15/25 .......... 52,410 51,754,170
3.50%, 09/15/25 ................. 25,560 24,869,081
4.00%, 12/15/25 - 02/15/26 .......... 186,770 183,869,701
3.88%, 01/15/26 ................. 275,245 270,105,659
4.63%, 03/15/26 ................. 53,160 53,218,144
3.75%, 04/15/26 ................. 81,740 80,003,025
3.63%, 05/15/26 ................. 78,890 76,967,056
4.13%, 06/15/26 ................. 139,075 137,673,386
Total U.S. Treasury Obligations — 19.1%
(Cost: $1,010,829,518) ........................... 1,000,836,864
Total Long-Term Investments — 98.7%
(Cost: $5,335,423,137) ........................... 5,165,471,602
Short-Term Securities
Certificates of Deposit — 0.6%
Domestic — 0.6%
Citibank NA, 5.00%, 09/21/23 .......... 30,000 29,955,789
Total Certificates of Deposit — 0.6%
(Cost: $30,000,000) .............................. 29,955,789
Security
Par (000)
Pa r (000) Value
Commercial Paper — 4.2%
(l)
American Honda Finance Corp., 5.48%
,
07/21/23 ...................... USD 10,000 $ 9,969,107
AT&T, Inc., 5.93%
,
02/21/24 ........... 20,000 19,237,196
Enel Finance America LLC
4.76%, 08/09/23 ................. 5,000 4,969,778
5.26%, 08/18/23 ................. 21,000 20,843,478
5.54%, 09/01/23 ................. 25,000 24,758,412
General Motors Financial Co., Inc., 5.66%
,
10/16/23 ...................... 20,000 19,638,680
Harley-Davidson Financial Services, Inc.,
5.96%
,
08/16/23 ................. 21,000 20,844,164
HSBC USA, Inc.
4.50%, 08/23/23 ................. 8,600 8,531,036
6.55%, 06/24/24 ................. 7,000 6,571,110
NatWest Markets plc, 5.74%
,
02/26/24 .... 30,000 28,842,397
Societe Generale SA, 5.70%
,
03/06/24 .... 15,000 14,411,610
Southern California Edison Co.
5.77%, 07/17/23 ................. 17,000 16,955,526
5.78%, 08/01/23 ................. 12,000 11,939,552
Suncor Energy, Inc., 5.68%
,
08/03/23 ..... 12,500 12,435,577
Total Commercial Paper — 4.2%
(Cost: $220,168,540) ............................. 219,947,623
Shares
Shares
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(i)(m)
................. 183,882,944 183,882,944
Total Money Market Funds — 3.5%
(Cost: $183,882,944) ............................. 183,882,944
Total Short-Term Securities — 8.3%
(Cost: $434,051,484) ............................. 433,786,356
Total Investments Before TBA Sale Commitments — 107.0%
(Cost: $5,769,474,621 ) ........................... 5,599,257,958
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (4.3)%
Uniform Mortgage-Backed Securities
(k)
3.00% ,  07/13/23 ................. (64,845) (57,066,133)
3.50% ,  07/13/23 ................. (61,655) (56,180,710)
4.00% ,  07/13/23 ................. (59,220) (55,571,956)
4.50% ,  07/13/23 ................. (59,000) (56,722,969)
Total TBA Sale Commitments — (4.3)%
(Proceeds: $(226,969,565)) ........................ (225,541,768)
Total Investments Net of TBA Sale Commitments — 102.7%
(Cost: $5,542,505,056 ) ........................... 5,373,716,190
Liabilities in Excess of Other Assets — (2.7)% ............ (139,266,857)
Net Assets — 100.0% ..............................
$ 5,234,449,333
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Affiliate of the Fund.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)
Represents or includes a TBA transaction.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Par/Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 119,082,389 $ 64,800,555
(a)
$ — $ — $ — $ 183,882,944 183,882,944 $ 2,837,834 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 14,139 — — — (14,139) — 15,614 1,059 —
$ — $ (14,139) $ 183,882,944 $ 2,838,893 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 11,903 09/29/23 $ 2,420,773 $ (39,381,404)
3-mo. SOFR ............................................................. 85 03/18/25 20,395 4,098
3-mo. SONIA Index ......................................................... 854 03/18/25 255,812 (1,491,963)
(40,869,269)
Short Contracts
Euro-Bobl ............................................................... 307 09/07/23 38,763 594,091
Euro-Bund .............................................................. 7 09/07/23 1,022 12,698
Euro-Schatz ............................................................. 508 09/07/23 58,121 456,215
Japan 10-Year Bond ........................................................ 108 09/12/23 111,185 (506,458)
U.S. Treasury 10-Year Note ................................................... 594 09/20/23 66,704 665,716
U.S. Treasury 10-Year Ultra Note ............................................... 1,012 09/20/23 119,922 686,413
U.S. Treasury Long Bond ..................................................... 366 09/20/23 46,516 368,449
U.S. Treasury Ultra Bond ..................................................... 66 09/20/23 9,011 (85,191)
U.S. Treasury 5-Year Note .................................................... 6,483 09/29/23 694,491 15,882,122
18,074,055
$ (22,795,214)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 12,000,000 USD 13,125,821 JPMorgan Chase Bank NA 09/20/23 $ 19,986
USD 7,002,142 CAD 9,228,000 Bank of New York Mellon 09/20/23 27,737
USD 120,664,461 EUR 109,957,062 BNP Paribas SA 09/20/23 208,266
USD 68,488,368 EUR 62,402,938 Toronto Dominion Bank 09/20/23 126,952
USD 34,651,323 GBP 27,023,000 BNP Paribas SA 09/20/23 324,974
USD 338,324 GBP 265,000 Citibank NA 09/20/23 1,703
USD 43,562 GBP 34,000 State Street Bank and Trust Co. 09/20/23 373
USD 118,876 JPY 16,580,000 Bank of New York Mellon 09/20/23 2,557
712,548
GBP 612,000 USD 778,680 Standard Chartered Bank 09/20/23 (1,278)
USD 4,259,841 EUR 3,955,237 BNP Paribas SA 09/20/23 (73,057)
USD 537,388 EUR 498,000 Commonwealth Bank of Australia 09/20/23 (8,163)
USD 8,023,855 EUR 7,410,000 Deutsche Bank AG 09/20/23 (93,682)
USD 14,515,361 GBP 11,560,000 JPMorgan Chase Bank NA 09/20/23 (168,892)
(345,072)
$ 367,476
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 14,060 $ (414,181) $ (270,650) $ (143,531)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 185,320 (2,820,396) (1,707,098) (1,113,298)
$ (3,234,577) $ (1,977,748) $ (1,256,829)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,197,769,862 $ 3,861,186 $ 1,201,631,048
Corporate Bonds
Aerospace & Defense .................................... — 22,178,867 — 22,178,867
Automobile Components .................................. — 9,534,056 — 9,534,056
Automobiles .......................................... — 38,114,309 — 38,114,309
Banks ............................................... — 288,034,733 — 288,034,733
Beverages ........................................... — 19,049,873 — 19,049,873
Biotechnology ......................................... — 36,999,620 — 36,999,620
Broadline Retail ........................................ — 583,084 — 583,084
Building Products ....................................... — 4,015,879 — 4,015,879
Capital Markets ........................................ — 158,057,628 — 158,057,628
Chemicals ............................................ — 13,923,686 — 13,923,686
Commercial Services & Supplies ............................. — 4,923,137 — 4,923,137
Communications Equipment ................................ — 759,810 — 759,810
Construction & Engineering ................................ — 6,463,088 — 6,463,088
Consumer Finance ...................................... — 139,570,803 — 139,570,803
Consumer Staples Distribution & Retail ........................ — 26,325,748 — 26,325,748
Containers & Packaging .................................. — 14,366,921 — 14,366,921
Distributors ........................................... — 32,253 — 32,253
Diversified Consumer Services .............................. — 771,673 — 771,673
Diversified REITs ....................................... — 23,571,040 — 23,571,040
Diversified Telecommunication Services ........................ — 36,631,919 — 36,631,919
Electric Utilities ........................................ — 84,935,779 — 84,935,779
Electrical Equipment ..................................... — 3,304,709 — 3,304,709
Electronic Equipment, Instruments & Components ................. — 17,885 — 17,885
Energy Equipment & Services .............................. — 3,156,609 — 3,156,609
Entertainment ......................................... — 1,009,637 — 1,009,637
Financial Services ...................................... — 49,546,881 — 49,546,881
Food Products ......................................... — 4,435,395 — 4,435,395
Gas Utilities ........................................... — 7,587,084 — 7,587,084
Ground Transportation ................................... — 35,847,465 — 35,847,465
Health Care Equipment & Supplies ........................... — 1,142,197 — 1,142,197
Health Care Providers & Services ............................ — 69,135,928 — 69,135,928
Health Care REITs ...................................... — 4,094,419 — 4,094,419
Health Care Technology .................................. — 503,055 — 503,055
Hotel & Resort REITs .................................... — 575,161 — 575,161
Hotels, Restaurants & Leisure .............................. — 13,172,063 — 13,172,063

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 11,261,804 $ — $ 11,261,804
Household Products ..................................... — 3,987,806 — 3,987,806
Independent Power and Renewable Electricity Producers ............ — 8,689,359 — 8,689,359
Industrial Conglomerates .................................. — 2,595,838 — 2,595,838
Insurance ............................................ — 7,058,078 — 7,058,078
Interactive Media & Services ............................... — 7,569,146 — 7,569,146
IT Services ........................................... — 4,690,670 — 4,690,670
Life Sciences Tools & Services .............................. — 3,666,884 — 3,666,884
Machinery ............................................ — 13,685,777 — 13,685,777
Media ............................................... — 31,817,956 — 31,817,956
Metals & Mining ........................................ — 3,727,160 — 3,727,160
Mortgage Real Estate Investment Trusts (REITs) .................. — 281,924 — 281,924
Multi-Utilities .......................................... — 21,266,548 — 21,266,548
Oil, Gas & Consumable Fuels ............................... — 104,864,093 — 104,864,093
Passenger Airlines ...................................... — 7,217,594 — 7,217,594
Personal Care Products .................................. — 1,298,492 — 1,298,492
Pharmaceuticals ....................................... — 29,612,979 — 29,612,979
Professional Services .................................... — 427,130 — 427,130
Real Estate Management & Development ....................... — 368,673 — 368,673
Retail REITs .......................................... — 455,995 — 455,995
Semiconductors & Semiconductor Equipment .................... — 16,692,585 — 16,692,585
Software ............................................. — 49,503,855 — 49,503,855
Specialized REITs ...................................... — 65,644,063 — 65,644,063
Specialty Retail ........................................ — 3,082,069 — 3,082,069
Technology Hardware, Storage & Peripherals .................... — 467,765 2,144,518 2,612,283
Textiles, Apparel & Luxury Goods ............................ — 246,169 — 246,169
Tobacco ............................................. — 50,776,863 — 50,776,863
Trading Companies & Distributors ............................ — 10,546,624 — 10,546,624
Wireless Telecommunication Services ......................... — 70,730,632 — 70,730,632
Foreign Agency Obligations ................................. — 54,942,042 — 54,942,042
Non-Agency Mortgage-Backed Securities ........................ — 513,495,422 — 513,495,422
U.S. Government Sponsored Agency Securities .................... — 737,814,783 — 737,814,783
U.S. Treasury Obligations ................................... — 1,000,836,864 — 1,000,836,864
Short-Term Securities
Certificates of Deposit ..................................... — 29,955,789 — 29,955,789
Commercial Paper ....................................... — 219,947,623 — 219,947,623
Money Market Funds ...................................... 183,882,944 — — 183,882,944
Liabilities
Investments
TBA Sale Commitments .................................... — (225,541,768) — (225,541,768)
$ 183,882,944 $ 5,183,827,542 $ 6,005,704 $ 5,373,716,190
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 712,548 $ — $ 712,548
Interest rate contracts ....................................... 18,669,802 — — 18,669,802
Liabilities
Credit contracts ........................................... — (1,256,829) — (1,256,829)
Foreign currency exchange contracts ............................ — (345,072) — (345,072)
Interest rate contracts ....................................... (41,465,016) — — (41,465,016)
$ (22,795,214) $ (889,353) $ — $ (23,684,567)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Low Duration Bond Portfolio

Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced